Components of net Investment in Direct Financing and Sales-Type Leases (Parenthetical) (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) Customer	Dec. 31, 2021 USD ($) Customer
Capital Leased Assets [Line Items]
Number of customers represent direct financing and sales-type leases portfolio | Customer	1	1
Fair value of net investment in finance leases | $	$ 1,729,136	$ 1,810,712
Customer One
Capital Leased Assets [Line Items]
Percentage of direct financing and sales-type leases portfolio	80.40%	85.10%